Deferred Policy Acquisition Costs (Movement Analysis Of Deferred Policy Acquisition Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs	$ 3,619,274	$ 3,543,925	$ 3,314,715
Deferred Policy Acquisition Cost, Amortization Expense, Unrealized Investment Gains (Losses)	16,181	(14,938)	(7,448)
Deferred Policy Acquisition Costs Foreign Currency	(59,019)	23,559	(5,822)
Deferred Policy Acquisition Costs	3,517,796	3,619,274	3,543,925
Deferred Policy Acquisition Costs Assumed [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	862,767	1,081,599	947,014
Deferred Policy Acquisition Cost, Amortization Expense	(826,539)	(975,844)	(820,084)
Deferred Policy Acquisition Costs Allocated to Change In Value Of Embedded Derivatives [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Amortization Expense	(98,141)	(42,183)	114,877
Deferred Policy Acquisition Costs Retroceded [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	(8,604)	(11,814)	(13,411)
Deferred Policy Acquisition Cost, Amortization Expense	$ 11,877	$ 14,970	$ 14,084